Financial statements of Barclays PLC - Statement of changes in equity - GBP (£) £ in Millions	Total		Called up share capital and share premium [member]		Other equity instruments [member]		Available for sale reserve [member]		Retained earnings [member]		Barclays PLC [member]	Barclays PLC [member] Called up share capital and share premium [member]	Barclays PLC [member] Other equity instruments [member]	Barclays PLC [member] Capital redemption reserve [member]	Barclays PLC [member] Available for sale reserve [member] [3]	Barclays PLC [member] Retained earnings [member]
Beginning Balance, equity at Dec. 31, 2016	£ 71,365	[1]	£ 21,842	[2]	£ 6,449	[2]	£ (74)		£ 30,531		£ 36,322	£ 21,842	£ 6,453	£ 394	£ 26	£ 7,607
Effects of changes in accounting policies	0		0		0		0		175
Beginning Balance, equity at Dec. 31, 2016	71,365	[1]	21,842	[2]	6,449	[2]	(74)		30,531		36,322	21,842	6,453	394	26	7,607
Comprehensive income	(1,392)		0		639		438		(1,874)		1,207	0	639	0	60	508
Issue of new ordinary shares	117		117	[2]	0	[2]	0		0		117	117	0	0	0	0
Issue of shares under employee share schemes	591		86	[2]	0	[2]	0		505		113	86	0	0	0	27
Issue of other equity instruments	2,490		0		2,490		0		0		2,490	0	2,490	0	0	0
Vesting of shares under employee share schemes	(307)		0		0		0		(636)		(11)	0	0	0	0	(11)
Dividends paid	924		0		0		0		509		(509)	0	0	0	0	(509)
Other equity instruments coupons paid	(465)		0		(639)		0		174		(516)	0	(639)	0	0	123
Other movements	16		0	[2]	2	[2]	0		8		(8)	0	0	0	0	(8)
Ending Balance, equity at Dec. 31, 2017	66,016	[1]	22,045	[2]	8,941	[2]	364	[4]	27,536		39,205	22,045	8,943	394	86	7,737
Equity, adjusted balance	71,365		21,842		6,449		(74)		30,706
Beginning Balance, equity at Dec. 31, 2017	66,016	[1]	22,045	[2]	8,941	[2]	364	[4]	27,536		39,205	22,045	8,943	394	86	7,737
Effects of changes in accounting policies	(2,150)	[5]	0	[5]	0	[2],[5]	(364)	[4],[5]	(2,014)	[5]	11	0	0	0	(86)	97
Comprehensive income	2,620		0	[2]	752	[2]	0	[4]	1,737		15,806	0	752	0	0	15,054
Issue of new ordinary shares	88		88	[2]	0	[2]	0	[4]	0		88	88	0	0	0	0
Issue of shares under employee share schemes	500		51	[2]	0	[2]	0	[4]	449		75	51	0	0	0	24
Issue of other equity instruments	384		0	[2]	692	[2]	0	[4]	(308)		384	0	692	0	0	(308)
Vesting of shares under employee share schemes	(231)		0	[2]	0	[2]	0	[4]	(499)		(23)	0	0	0	0	(23)
Dividends paid	(994)		0	[2]	0	[2]	0	[4]	(768)		(768)	0	0	0	0	(768)
Other equity instruments coupons paid	(549)		0	[2]	(752)	[2]	0	[4]	203		(609)	0	(752)	0	0	143
Capital reorganisation	0		(17,873)	[2]	0	[2]	0	[4]	17,873		0	(17,873)	0	0	0	17,873
Other movements	(16)		0	[2]	(1)	[2]	0	[4]	(17)		11	0	(2)	0	0	13
Ending Balance, equity at Dec. 31, 2018	63,779		4,311	[2]	9,632	[2]	0	[4]	43,460		54,180	4,311	9,633	394	0	39,842
Equity, adjusted balance	£ 63,866		£ 22,045	[2]	£ 8,941	[2]	£ 0	[4]	£ 25,522		£ 39,216	£ 22,045	£ 8,943	£ 394	£ 0	£ 7,834

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	a For further details refer to Note 29 .
[3]	As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £86m has been transferred to retained earnings.
[4]	b For further details refer to Note 30 .
[5]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2 017, a £4m loss (net of tax) on own credit was booked in the reserve